Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2018 CAD ($) $ / $ $ / $	Apr. 30, 2018 MXN ($) $ / $ $ / $	Apr. 30, 2017 CAD ($)	Apr. 30, 2016 CAD ($)
Disclosure of financial assets [line items]
Cash	$ 2,321,000		$ 5,558,000	$ 4,248,000
Currency risk [member]
Disclosure of financial assets [line items]
Increase or decrease exchange rate	10.00%	10.00%
Decrease or increase annual earnings	$ 1,996,000	$ 487
Currency risk [member] | Canada, Dollars [member]
Disclosure of financial assets [line items]
Conversion rate per dollar | $ / $	1.2821	1.2821
Currency risk [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Conversion rate per dollar | $ / $	18.7800	18.7800
Credit risk [member]
Disclosure of financial assets [line items]
Cash	$ 2,321,000		5,558,000
Short-term investments	0		4,005,000
VAT receivable	1,907,000
GST receivable	34,000
Amount owed from the sale	1,359,000
Credit risk [member] | Mexico [member]
Disclosure of financial assets [line items]
Cash	974,000		1,982,000
Short-term investments	0		3,596,000
Credit risk [member] | United States [member]
Disclosure of financial assets [line items]
Cash	23,000		3,000
Short-term investments	1,324,000		3,573,000
Credit risk [member] | Canada [member]
Disclosure of financial assets [line items]
Short-term investments	0		409,000
Liquidity risk [member]
Disclosure of financial assets [line items]
Cash	2,321,000		5,558,000
Short-term investments	0		$ 4,005,000
Commodity price risk [member]
Disclosure of financial assets [line items]
Decrease or increase in net income	$ 2,781,000
Decrease or increase in metal prices	10.00%